LEASES (Tables)	12 Months Ended
Dec. 31, 2024
LEASES
Schedule of carrying amounts of right of use assets

			Transmission
			installation and
	Land rights	Buildings	equipment	Vehicles	Others	Total
As at January 1, 2023	5,448	542	14,887	520	134	21,531
Additions	1,764	156	7,477	227	893	10,517
Deductions and reclassifications	(42)	(88)	(2,837)	8	1	(2,958)
Depreciation expense	(1,036)	(148)	(3,469)	(236)	(177)	(5,066)
As at December 31, 2023	6,134	462	16,058	519	851	24,024
Additions	1,738	198	7,340	241	920	10,437
Deductions and reclassifications	(152)	(1)	(368)	(2)	(16)	(539)
Depreciation expense	(1,110)	(192)	(3,615)	(266)	(268)	(5,451)
As at December 31, 2024	6,610	467	19,415	492	1,487	28,471

Schedule of carrying amounts of the lease liabilities and the movements

	2023	2024

As at January 1	18,473	20,302
Accretion of interest	1,015	1,348
Additions (Note 36a)	10,407	10,424
Deductions	(9,593)	(8,149)
As at December 31	20,302	23,925
Current	(5,458)	(5,447)
Non-current	14,844	18,478

Schedule of maturity analysis of lease payments

	2023	2024
No later than a year	6,513	6,640
Later than 1 year and no later than 5 years	11,460	14,184
Later than 5 years	6,429	8,411
Total lease payments	24,402	29,235
Interest	(4,100)	(5,310)
Net present value of lease payments	20,302	23,925
Current	(5,458)	(5,447)
Non-current	14,844	18,478

Schedule of expenses relating to right of use assets

	2023	2024
Depreciation expense of right-of-use assets	5,066	5,451
Expense relating to short-term leases	3,743	3,689
Interest expense on lease liabilities	1,015	1,348
Expense relating to leases of low-value assets	27	4

Schedule of future lease payments and receipts for operating lease agreements

	2023	2024
No later than 1 year	5,099	6,222
Later than 1 year and no later than 5 years	9,412	8,502
Later than 5 years	5,098	3,518
Total	19,609	18,242